Commitments and Contingencies - Schedule of Minimum Amounts due for Non-Cancelable Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Operating
2018	$ 76,779
2019	61,258
2020	55,782
2021	49,881
2022	48,485
Thereafter	248,389
Total minimum payments	540,574
Capital
2018	7,999
2019	7,643
2020	6,844
2021	6,039
2022	4,348
Thereafter	5,078
Total minimum payments	37,951
Less amount representing interest	(10,252)
Capitalized lease obligation	27,699
Total
2018	84,778
2019	68,901
2020	62,626
2021	55,920
2022	52,833
Thereafter	253,467
Total minimum payments	$ 578,525